UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eagle Ridge Investment Management, LLC
Address: 274 Riverside
         2nd Floor
         Westport, CT  06880

13F File Number:  028-13340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John J. Knox III
Title:     Chief Compliance Officer
Phone:     (203) 227-4515

Signature, Place, and Date of Signing:

  /s/ John J. Knox III     Westport, CT     April 09, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    49

Form 13F Information Table Value Total:    $211,294 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     6816   111216 SH       SOLE                   111216        0        0
AFLAC INC                      COM              001055102     3504    76184 SH       SOLE                    76184        0        0
ANADARKO PETE CORP             COM              032511107     4172    53254 SH       SOLE                    53254        0        0
ANNALY CAP MGMT INC            COM              035710409      320    20250 SH       SOLE                    20250        0        0
APPLE INC                      COM              037833100     4880     8139 SH       SOLE                     8139        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     3358   139152 SH       SOLE                   139152        0        0
BARD C R INC                   COM              067383109     4289    43447 SH       SOLE                    43447        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      373     4600 SH       SOLE                     4600        0        0
BLACKROCK INC                  COM              09247X101     4728    23073 SH       SOLE                    23073        0        0
CHEVRON CORP NEW               COM              166764100     6443    60095 SH       SOLE                    60095        0        0
CISCO SYS INC                  COM              17275r102     6448   304891 SH       SOLE                   304891        0        0
COMCAST CORP NEW               CL A             20030n101      242     8051 SH       SOLE                     8051        0        0
CVS CAREMARK CORPORATION       COM              126650100     6443   143825 SH       SOLE                   143825        0        0
DARDEN RESTAURANTS INC         COM              237194105     6308   123299 SH       SOLE                   123299        0        0
E M C CORP MASS                COM              268648102     4258   142492 SH       SOLE                   142492        0        0
EAGLE ROCK ENERGY PARTNERS L   UNIT             26985r104      122    12330 SH       SOLE                    12330        0        0
EMERSON ELEC CO                COM              291011104     5959   114199 SH       SOLE                   114199        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107      472     9354 SH       SOLE                     9354        0        0
EXXON MOBIL CORP               COM              30231G102     6355    73273 SH       SOLE                    73273        0        0
GENERAL ELECTRIC CO            COM              369604103     8132   405162 SH       SOLE                   405162        0        0
GENESIS ENERGY L P             UNIT LTD PARTN   371927104      221     7190 SH       SOLE                     7190        0        0
HALLIBURTON CO                 COM              406216101     5990   180490 SH       SOLE                   180490        0        0
HOME DEPOT INC                 COM              437076102     9115   181181 SH       SOLE                   181181        0        0
INTEL CORP                     COM              458140100     6897   245312 SH       SOLE                   245312        0        0
JPMORGAN CHASE & CO            COM              46625H100     5468   118913 SH       SOLE                   118913        0        0
KINDER MORGAN MANAGEMENT LLC   SHS              49455u100      231     3096 SH       SOLE                     3096        0        0
MACYS INC                      COM              55616p104     6531   164390 SH       SOLE                   164390        0        0
MARKWEST ENERGY PARTNERS L P   UNIT LTD PARTN   570759100      408     6978 SH       SOLE                     6978        0        0
MICROSOFT CORP                 COM              594918104     5624   174375 SH       SOLE                   174375        0        0
NEWS CORP                      CL A             65248e104      311    15795 SH       SOLE                    15795        0        0
NORFOLK SOUTHERN CORP          COM              655844108     5484    83301 SH       SOLE                    83301        0        0
NOVADAQ TECHNOLOGIES INC       COM              66987g102      708   108075 SH       SOLE                   108075        0        0
OMNICOM GROUP INC              COM              681919106      290     5730 SH       SOLE                     5730        0        0
ONEOK PARTNERS LP              UNIT LTD PARTN   68268n103      294     5380 SH       SOLE                     5380        0        0
ORACLE CORP                    COM              68389X105     6261   214709 SH       SOLE                   214709        0        0
PEPSICO INC                    COM              713448108     5326    80266 SH       SOLE                    80266        0        0
PHILIP MORRIS INTL INC         COM              718172109      311     3515 SH       SOLE                     3515        0        0
PROCTER & GAMBLE CO            COM              742718109     6632    98672 SH       SOLE                    98672        0        0
QUALCOMM INC                   COM              747525103     7496   110137 SH       SOLE                   110137        0        0
RAYTHEON CO                    COM NEW          755111507     5198    98490 SH       SOLE                    98490        0        0
SCHWAB CHARLES CORP NEW        COM              808513105     6815   474254 SH       SOLE                   474254        0        0
SEADRILL LIMITED               SHS              g7945e105      438    11689 SH       SOLE                    11689        0        0
SEMPRA ENERGY                  COM              816851109     3560    59375 SH       SOLE                    59375        0        0
ST JUDE MED INC                COM              790849103     2801    63209 SH       SOLE                    63209        0        0
STATE STR CORP                 COM              857477103     6942   152578 SH       SOLE                   152578        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     7501    90440 SH       SOLE                    90440        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     9906   168065 SH       SOLE                   168065        0        0
US BANCORP DEL                 COM NEW          902973304     4321   136383 SH       SOLE                   136383        0        0
WAL MART STORES INC            COM              931142103     6591   107700 SH       SOLE                   107700        0        0